Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information
Entity Registrant Name	GDS Holdings Ltd
Entity Central Index Key	0001526125
Document Type	6-K
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3